ORGANIZATION - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation and Presentation of Financial Statements [Line Items]
Total fee billed		$ 74,875	$ 62,477	$ 35,001
Aggregate carrying amounts of total assets		2,192,669	1,988,280
Aggregate carrying amounts of total liabilities		2,432,124	1,513,149
VIEs
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate carrying amounts of total assets	[1]	479,255	292,441
Aggregate carrying amounts of total liabilities		$ 789,694	$ 547,753
Shopee (Taiwan) Co., Ltd ("Shopee Taiwan")
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of direct or indirect shares or capital held		100.00%
Vietnam | Maximum
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of direct or indirect shares or capital held		49.00%
Taiwan | Minimum
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of direct or indirect shares or capital held		30.00%

[1]	These assets can be used only to settle the obligations of the respective VIEs.